UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-21755

Name of Fund:  BlackRock Enhanced Equity Yield & Premium Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Enhanced Equity Yield & Premium Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders


EQUITIES   FIXED INCOME   REAL ESTATE   LIQUIDITY   ALTERNATIVES
BLACKROCK SOLUTIONS


Semi-Annual Reports
(UNAUDITED)


JUNE 30, 2007


BlackRock Enhanced Equity Yield Fund, Inc.

BlackRock Enhanced Equity Yield & Premium Fund, Inc.



(BLACKROCK logo)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


BlackRock Enhanced Equity Yield Fund, Inc. and BlackRock Enhanced Equity Yield & Premium Fund, Inc. invest primarily in diversified portfolios of dividend-paying common stocks in an attempt to generate current income and employ a strategy of writing (selling) call options on equity indexes in an attempt to generate gains from option premiums (the "Index Option Strategy").

These reports, including the financial information herein, are transmitted to shareholders of BlackRock Enhanced Equity Yield Fund, Inc. and BlackRock Enhanced Equity Yield & Premium Fund, Inc. for their information. This is not a prospectus. Past performance results shown in these reports should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


BlackRock Enhanced Equity Yield Fund, Inc.
BlackRock Enhanced Equity Yield & Premium Fund, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011


(GO PAPERLESS... logo)
It's Fast, Convenient, & Timely!



BlackRock Enhanced Equity Yield Fund, Inc.
BlackRock Enhanced Equity Yield & Premium Fund, Inc.


Fundamental Periodic Repurchase Policy

The Boards of Directors approved a fundamental policy whereby the Funds have adopted an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the "1940 Act"). As an interval fund, each Fund will make annual repurchase offers at net asset value (less a repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that a Fund can repurchase in each offer will be established by the Funds' Boards of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Funds' then outstanding shares.

Each Fund adopted the following fundamental policy regarding periodic repurchases:

(a) The Fund will make repurchase offers at periodic intervals pursuant to Rule 23c-3 under the 1940 Act.

(b) The periodic interval between repurchase request deadlines will be approximately 12 months.

(c) The repurchase request deadline for each repurchase offer will be 14 days prior to the last Friday in June for BlackRock Enhanced Equity Yield Fund, Inc. and 14 days prior to the last Friday in September for BlackRock Enhanced Equity Yield & Premium Fund, Inc., provided that in the event that such day is not a business day, the repurchase request deadline will be the subsequent business day.

(d) The maximum number of days between a repurchase request deadline and the next repurchase pricing date will be 14 days; provided that if the 14th day after a repurchase request deadline is not a business day, the repurchase pricing date shall be the next business day.

Each Fund's Board of Directors may place such conditions and limitations on a repurchase offer as may be permitted under Rule 23c-3. Repurchase offers may be suspended or postponed under certain circumstances, as provided in Rule 23c-3.



Officers and Directors


Robert C. Doll, Jr., Fund President and Director
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
The Bank of New York
101 Barclay Street--11 East
New York, NY 10286



Electronic Delivery


Electronic copies of most financial reports and prospectuses are available on the Funds' Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds' electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



A Letter to Shareholders


Dear Shareholder

At the mid-point of 2007, investor sentiment appeared quite buoyant, notwithstanding some undertones of caution. For equity markets, positive momentum as the year began was interrupted by a notable but transitory set-back at the end of February. Markets resumed their ascent through May, but entered a trading range in June as investors began to question the sustainability of the rally. For the most part, equities found support in robust merger-and-acquisition activity, healthy global economies, tame inflation, relatively low interest rates, still-positive earnings growth and attractive valuations. These tailwinds prevailed over such headwinds as a weakening U.S. economy, slowing housing market, credit-related lending problems, escalating geopolitical concerns and high energy prices, leading the Standard & Poor's (S&P) 500 Index to a new record high in May.

Meanwhile, turmoil in the subprime mortgage market and generally mixed economic signals weighed on bonds. In June, bond prices dropped precipitously as long-term yields rose to their highest levels in five years. The 10-year Treasury yield, which began 2007 at 4.68%, reached nearly 5.30% in mid-June before retracing to 5.03% by month's end. Notably, this year has brought some re-steepening of the yield curve, which had been flat to inverted throughout 2006. Still, at the end of June, yields along the curve remained below the federal funds rate of 5.25%, the level at which the Federal Reserve Board (the
Fed) has left it since first pausing in August 2006. While first-quarter gross domestic product growth of 0.7% represented the slowest rate of expansion since 2002, the Fed reiterated that inflation, not a slowing economy, remains its primary concern. Many observers interpreted the Fed's reaction to mean that the economy has hit its low and is bound for renewed strength, thereby reducing the likelihood of an interest rate cut in the near future.

Against this backdrop, the major equity market indexes posted strong returns for the annual and semi-annual periods ended June 30, 2007, while fixed income assets were more mixed:


Total Returns as of June 30, 2007                                                  6-month       12-month
U.S. equities (S&P 500 Index)                                                      + 6.96%        +20.59%
Small cap U.S. equities (Russell 2000 Index)                                       + 6.45         +16.43
International equities (MSCI Europe, Australasia, Far East Index)                  +10.74         +27.00
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                           + 0.98         + 6.12
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                     + 0.14         + 4.69
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)   + 2.96         +11.22


We expect market volatility to linger throughout the second half of 2007. As you navigate the uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007:
The Second-Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
Fund President and Director


THIS PAGE NOT PART OF YOUR FUND REPORT



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



Fund Summary as of June 30, 2007 (Unaudited)
                                     BlackRock Enhanced Equity Yield Fund, Inc.


Fund Information


Symbol on New York Stock Exchange                                    EEF
Initital Offering Date                                           May 6, 2005
Yield on Closing Market Price as of 6/30/07 ($19.93)**              10.04%
Current Quarterly Distribution per share of Common Stock*           $  .50
Current Annualized Distribution per share of Common Stock*          $ 2.00

 * The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

** Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

   Past performance does not guarantee future results.


The table below summarizes the Fund's market price and net asset value:

                          6/30/07    12/31/06    Change      High        Low

Market Price               $19.93     $19.86      .35%      $21.00      $19.42
Net Asset Value            $18.77     $18.68      .48%      $19.35      $17.99


The following chart shows the portfolio composition of the Fund's long-term investments:


Portfolio Composition


Sector                                          6/30/07        12/31/06

Financials                                         20%            20%
Information Technology                              15             14
Health Care                                         13             14
Industrials                                         11             10
Energy                                              10             10
Consumer Staples                                    10              9
Consumer Discretionary                              10             11
Telecommunication Services                           4              4
Materials                                            4              5
Utilities                                            3              3

 For Fund compliance purposes, the Fund's sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



Fund Summary as of June 30, 2007 (Unaudited)
                           BlackRock Enhanced Equity Yield & Premium Fund, Inc.



Fund Information


Symbol on New York Stock Exchange                                    ECV
Initital Offering Date                                          June 30, 2005
Yield on Closing Market Price as of 6/30/07 ($19.29)**              10.63%
Current Semi-Annual Distribution per share of Common Stock*        $ 1.025
Current Annualized Distribution per share of Common Stock*          $ 2.05

 * The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

** Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

   Past performance does not guarantee future results.



The table below summarizes the Fund's market price and net asset value:

                          6/30/07    12/31/06    Change      High        Low

Market Price               $19.29     $19.52    (1.18%)     $22.20      $18.92
Net Asset Value            $18.30     $18.14      .88%      $19.36      $17.88


The following chart shows the portfolio composition of the Fund's long-term investments:


Portfolio Composition


Sector                                          6/30/07        12/31/06

Information Technology                             27%            25%
Financials                                          15             13
Health Care                                         13             13
Consumer Discretionary                              11             14
Industrials                                          9             10
Consumer Staples                                     8              7
Energy                                               7              6
Telecommunication Services                           4              4
Materials & Processing                               4              4
Utilities                                            2              4

 For Fund compliance purposes, the Fund's sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



Schedule of Investments as of June 30, 2007 (Unaudited)
                                     BlackRock Enhanced Equity Yield Fund, Inc.


                                                         Shares
Industry              Common Stocks                        Held        Value

Aerospace & Defense--2.0%

       Boeing Co.                                        24,000   $   2,307,840
       General Dynamics Corp.                             7,100         555,362
       Honeywell International, Inc.                     15,500         872,340
       L-3 Communications Holdings, Inc.                 21,000       2,045,190
       Lockheed Martin Corp.                             19,600       1,844,948
       Northrop Grumman Corp.                             4,500         350,415
                                                                  -------------
                                                                      7,976,095

Air Freight & Logistics--1.1%

       United Parcel Service, Inc. Class B               59,600       4,350,800

Automobiles--0.5%

       Ford Motor Co.                                    90,500         852,510
       General Motors Corp.                              28,800       1,088,640
                                                                  -------------
                                                                      1,941,150

Beverages--2.2%

       Anheuser-Busch Cos., Inc.                         29,100       1,517,856
       The Coca-Cola Co.                                108,100       5,654,711
       PepsiCo, Inc.                                     25,600       1,660,160
                                                                  -------------
                                                                      8,832,727

Biotechnology--1.5%

       Amgen, Inc. (b)                                   51,500       2,847,435
       Biogen Idec, Inc. (b)                             11,600         620,600
       Celgene Corp. (b)                                 11,000         630,630
       Genzyme Corp. (b)                                  8,600         553,840
       Gilead Sciences, Inc. (b)                         40,000       1,550,800
                                                                  -------------
                                                                      6,203,305

Capital Markets--3.1%

       The Bank of New York Co., Inc.                    39,000       1,616,160
       The Bear Stearns Cos., Inc.                        7,500       1,050,000
       The Goldman Sachs Group, Inc.                     14,600       3,164,550
       Lehman Brothers Holdings, Inc.                    36,400       2,712,528
       Morgan Stanley                                    47,400       3,975,912
                                                                  -------------
                                                                     12,519,150

Chemicals--1.9%

       Air Products & Chemicals, Inc.                    20,700       1,663,659
       The Dow Chemical Co.                              48,300       2,135,826
       E.I. du Pont de Nemours & Co.                     47,600       2,419,984
       PPG Industries, Inc.                              18,000       1,369,980
                                                                  -------------
                                                                      7,589,449

Commercial Banks--5.7%

       BB&T Corp.                                        88,000       3,579,840
       Comerica, Inc.                                    34,700       2,063,609
       HSBC Holdings Plc (c)                             28,500       2,615,445
       KeyCorp                                           43,700       1,500,221
       National City Corp.                               93,500       3,115,420
       Regions Financial Corp.                           51,500       1,704,650
       U.S. Bancorp                                      65,100       2,145,045
       Wachovia Corp.                                    77,500       3,971,875
       Wells Fargo & Co.                                 60,700       2,134,819
                                                                  -------------
                                                                     22,830,924

Commercial Services & Supplies--0.1%

       Monster Worldwide, Inc. (b)                        6,400         263,040
       Pitney Bowes, Inc.                                 4,900         229,418
                                                                  -------------
                                                                        492,458



                                                         Shares
Industry              Common Stocks                        Held        Value

Communications Equipment--3.2%

       Ciena Corp. (b)                                   15,971   $     577,032
       Cisco Systems, Inc. (b)                          159,600       4,444,860
       Corning, Inc. (b)                                 52,100       1,331,155
       JDS Uniphase Corp. (b)                               100           1,343
       Motorola, Inc.                                   132,500       2,345,250
       QUALCOMM, Inc.                                    90,800       3,939,812
                                                                  -------------
                                                                     12,639,452

Computers & Peripherals--3.6%

       Apple Computer, Inc. (b)                          26,400       3,221,856
       Dell, Inc. (b)                                    41,900       1,196,245
       EMC Corp. (b)                                    125,800       2,276,980
       Hewlett-Packard Co.                               67,500       3,011,850
       International Business Machines
         Corp.                                           39,000       4,104,750
       Sun Microsystems, Inc. (b)                       126,900         667,494
                                                                  -------------
                                                                     14,479,175

Consumer Finance--0.2%

       American Express Co.                              11,500         703,570

Containers & Packaging--0.2%

       Packaging Corp. of America                        21,200         536,572
       Pactiv Corp. (b)                                   8,300         264,687
                                                                  -------------
                                                                        801,259

Diversified Financial Services--3.9%

       Bank of America Corp.                            123,800       6,052,582
       Citigroup, Inc.                                  101,300       5,195,677
       JPMorgan Chase & Co.                              92,400       4,476,780
                                                                  -------------
                                                                     15,725,039

Diversified Telecommunication
Services--3.5%

       AT&T Inc.                                        100,490       4,170,335
       Chunghwa Telecom Co. Ltd. (c)                    128,733       2,427,904
       Citizens Communications Co.                       85,400       1,304,058
       Embarq Corp.                                      16,691       1,057,709
       Verizon Communications, Inc.                     119,290       4,911,169
                                                                  -------------
                                                                     13,871,175

Electric Utilities--1.4%

       American Electric Power Co., Inc.                 40,000       1,801,600
       Entergy Corp.                                      6,400         687,040
       Exelon Corp.                                       5,400         392,040
       FPL Group, Inc.                                   25,300       1,435,522
       FirstEnergy Corp.                                 21,700       1,404,641
                                                                  -------------
                                                                      5,720,843

Electrical Equipment--0.3%

       Rockwell Automation, Inc.                         19,000       1,319,360

Energy Equipment & Services--0.8%

       Baker Hughes, Inc.                                 9,600         807,648
       Halliburton Co.                                   35,700       1,231,650
       Schlumberger Ltd.                                 12,300       1,044,762
       Transocean, Inc. (b)                               2,700         286,146
                                                                  -------------
                                                                      3,370,206



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



Schedule of Investments (continued)
                                     BlackRock Enhanced Equity Yield Fund, Inc.


                                                         Shares
Industry              Common Stocks                        Held        Value

Food & Staples Retailing--1.5%

       CVS Corp./Caremark Corp.                          26,720   $     973,944
       Wal-Mart Stores, Inc.                             71,200       3,425,432
       Walgreen Co.                                      38,800       1,689,352
                                                                  -------------
                                                                      6,088,728

Food Products--1.4%

       ConAgra Foods, Inc.                               16,600         445,876
       Kraft Foods, Inc.                                 59,721       2,105,165
       Sara Lee Corp.                                   172,500       3,001,500
                                                                  -------------
                                                                      5,552,541

Health Care Equipment & Supplies--2.1%

       Baxter International, Inc.                        24,400       1,374,696
       Becton Dickinson & Co.                            18,400       1,370,800
       Boston Scientific Corp. (b)                       44,046         675,666
       Medtronic, Inc.                                   62,200       3,225,692
       Zimmer Holdings, Inc. (b)                         20,800       1,765,712
                                                                  -------------
                                                                      8,412,566

Health Care Providers & Services--1.2%

       Aetna, Inc.                                       16,300         805,220
       Express Scripts, Inc. (b)                         18,200         910,182
       Medco Health Solutions, Inc. (b)                  12,600         982,674
       UnitedHealth Group, Inc.                          40,600       2,076,284
                                                                  -------------
                                                                      4,774,360

Hotels, Restaurants & Leisure--1.4%

       Carnival Corp.                                    35,500       1,731,335
       International Game Technology                     13,200         524,040
       Starbucks Corp. (b)                               23,200         608,768
       Starwood Hotels & Resorts
         Worldwide, Inc.                                 39,400       2,642,558
       Wendy's International, Inc.                        7,300         268,275
                                                                  -------------
                                                                      5,774,976

Household Durables--1.4%

       Black & Decker Corp.                              12,500       1,103,875
       Centex Corp.                                      19,000         761,900
       DR Horton, Inc.                                   12,700         253,111
       Fortune Brands, Inc.                              22,700       1,869,799
       KB Home                                           18,500         728,345
       Tupperware Corp.                                  35,000       1,005,900
                                                                  -------------
                                                                      5,722,930

Household Products--1.5%

       The Procter & Gamble Co.                          98,842       6,048,142

IT Services--0.8%

       Automatic Data Processing, Inc.                   40,300       1,953,341
       Broadridge Financial Solutions LLC                   100           1,912
       Cognizant Technology Solutions
         Corp. (b)                                       14,700       1,103,823
                                                                  -------------
                                                                      3,059,076

Industrial Conglomerates--4.8%

       3M Co.                                            35,500       3,081,045
       General Electric Co.                             318,600      12,196,008
       Tyco International Ltd.                          119,700       4,044,663
                                                                  -------------
                                                                     19,321,716



                                                         Shares
Industry              Common Stocks                        Held        Value

Insurance--3.1%

       American International Group, Inc.                66,000   $   4,621,980
       Lincoln National Corp.                            36,300       2,575,485
       Marsh & McLennan Cos., Inc.                       56,800       1,753,984
       The Progressive Corp.                             62,000       1,483,660
       The Travelers Cos., Inc.                          34,300       1,835,050
                                                                  -------------
                                                                     12,270,159

Internet & Catalog Retail--0.1%

       Amazon.com, Inc. (b)                               6,400         437,824

Internet Software & Services--1.6%

       eBay, Inc. (b)                                    41,000       1,319,380
       Google, Inc. Class A (b)                           8,500       4,448,730
       Yahoo! Inc. (b)                                   23,100         626,703
                                                                  -------------
                                                                      6,394,813

Leisure Equipment & Products--0.2%

       Eastman Kodak Co.                                 33,900         943,437

Machinery--1.9%

       Caterpillar, Inc.                                 33,600       2,630,880
       Deere & Co.                                        8,400       1,014,216
       Illinois Tool Works, Inc.                         39,800       2,156,762
       Ingersoll-Rand Co. Class A                        33,600       1,841,952
                                                                  -------------
                                                                      7,643,810

Media--2.8%

       CBS Corp. Class B                                 79,650       2,653,938
       Citadel Broadcasting Corp.                         1,405           9,062
       Comcast Corp. Class A (b)                        103,200       2,901,984
       The DIRECTV Group, Inc. (b)                       60,600       1,400,466
       Idearc, Inc.                                       7,714         272,536
       Regal Entertainment Group Series A                62,100       1,361,853
       Time Warner, Inc.                                 26,100         549,144
       Viacom, Inc. Class B (b)                          34,650       1,442,480
       Walt Disney Co.                                   18,300         624,762
                                                                  -------------
                                                                     11,216,225

Metals & Mining--0.9%

       Alcoa, Inc.                                       30,700       1,244,271
       Allegheny Technologies, Inc.                       8,400         880,992
       Freeport-McMoRan Copper & Gold, Inc.
         Class B                                         13,700       1,134,634
       Nucor Corp.                                        8,500         498,525
                                                                  -------------
                                                                      3,758,422

Multi-Utilities--1.2%

       Ameren Corp.                                      12,000         588,120
       Consolidated Edison, Inc.                         53,800       2,427,456
       Dominion Resources, Inc.                           8,200         707,742
       Public Service Enterprise Group, Inc.             12,400       1,088,472
                                                                  -------------
                                                                      4,811,790

Multiline Retail--0.7%

       Family Dollar Stores, Inc.                         8,500         291,720
       Macy's, Inc.                                      24,300         966,654
       Nordstrom, Inc.                                   11,000         562,320
       Sears Holdings Corp. (b)                           2,800         474,600
       Target Corp.                                       9,700         616,920
                                                                  -------------
                                                                      2,912,214



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



Schedule of Investments (continued)
                                     BlackRock Enhanced Equity Yield Fund, Inc.


                                                         Shares
Industry              Common Stocks                        Held        Value

Oil, Gas & Consumable Fuels--8.8%

       Anadarko Petroleum Corp.                          30,400   $   1,580,496
       Apache Corp.                                       9,700         791,423
       BP Plc (c)                                        32,600       2,351,764
       Chevron Corp.                                     53,706       4,524,193
       ConocoPhillips                                    42,400       3,328,400
       Devon Energy Corp.                                33,000       2,583,570
       EOG Resources, Inc.                               17,200       1,256,632
       Exxon Mobil Corp.                                170,100      14,267,988
       Hess Corp.                                        22,800       1,344,288
       Hugoton Royalty Trust                                105           2,649
       Marathon Oil Corp.                                17,000       1,019,320
       Nordic American Tanker Shipping Ltd.              39,900       1,629,516
       USEC, Inc. (b)                                     1,300          28,574
       XTO Energy, Inc.                                  12,000         721,200
                                                                  -------------
                                                                     35,430,013

Paper & Forest Products--0.8%

       International Paper Co.                           52,500       2,050,125
       MeadWestvaco Corp.                                14,200         501,544
       Weyerhaeuser Co.                                   8,000         631,440
                                                                  -------------
                                                                      3,183,109

Pharmaceuticals--7.3%

       Abbott Laboratories                               43,200       2,313,360
       Bristol-Myers Squibb Co.                         135,800       4,285,848
       Eli Lilly & Co.                                   42,700       2,386,076
       Johnson & Johnson                                102,700       6,328,374
       Merck & Co., Inc.                                 67,800       3,376,440
       Pfizer, Inc.                                     241,700       6,180,269
       Schering-Plough Corp.                             55,300       1,683,332
       Wyeth                                             45,800       2,626,172
                                                                  -------------
                                                                     29,179,871

Real Estate Investment Trusts
(REITs)--1.7%

       Annaly Capital Management, Inc.                   58,300         840,686
       Equity Residential                                32,600       1,487,538
       Friedman Billings Ramsey Group, Inc.
         Class A                                        144,900         791,154
       Hospitality Properties Trust                      59,200       2,456,208
       Plum Creek Timber Co., Inc.                       30,000       1,249,800
                                                                  -------------
                                                                      6,825,386

Semiconductors & Semiconductor
Equipment--2.6%

       Applied Materials, Inc.                          124,100       2,465,867
       Intel Corp.                                      159,500       3,789,720
       Linear Technology Corp.                           20,900         756,162
       National Semiconductor Corp.                      57,700       1,631,179
       Texas Instruments, Inc.                           23,900         899,357
       Xilinx, Inc.                                      25,900         693,343
                                                                  -------------
                                                                     10,235,628

Software--2.9%

       Autodesk, Inc. (b)                                32,200       1,515,976
       Electronic Arts, Inc. (b)                         19,200         908,544
       Microsoft Corp.                                  212,600       6,265,322
       Oracle Corp. (b)                                  96,800       1,907,928
       Symantec Corp. (b)                                50,000       1,010,000
                                                                  -------------
                                                                     11,607,770



                                                         Shares
Industry              Common Stocks                        Held        Value

Specialty Retail--1.3%
       The Gap, Inc.                                     56,700   $   1,082,970
       Home Depot, Inc.                                  40,100       1,577,935
       Lowe's Cos., Inc.                                 70,800       2,172,852
       TravelCenters of America LLC (b)                   5,920         239,464
                                                                  -------------
                                                                      5,073,221

Textiles, Apparel & Luxury Goods--0.5%

       Coach, Inc. (b)                                   11,900         563,941
       Hanesbrands, Inc. (b)                             18,800         508,164
       VF Corp.                                           8,500         778,430
                                                                  -------------
                                                                      1,850,535

Thrifts & Mortgage Finance--1.7%

       Fannie Mae                                        37,900       2,476,007
       Freddie Mac                                       25,600       1,553,920
       New York Community Bancorp, Inc.                  21,500         365,930
       Washington Mutual, Inc.                           52,800       2,251,392
                                                                  -------------
                                                                      6,647,249

Tobacco--2.6%

       Altria Group, Inc.                                86,300       6,053,082
       Reynolds American, Inc.                           23,600       1,538,720
       UST, Inc.                                         52,500       2,819,775
                                                                  -------------
                                                                     10,411,577

Wireless Telecommunication Services--0.7%

       Sprint Nextel Corp.                              129,232       2,676,395

       Total Common Stocks
       (Cost--$352,417,016)--94.7%                                  379,630,620



                                                     Beneficial
                      Short-Term Securities            Interest

       BlackRock Liquidity Series, LLC
         Money Market Series,
         5.33% (a)(d)                               $22,921,275      22,921,275

       Total Short-Term Securities
       (Cost--$22,921,275)--5.7%                                     22,921,275

       Total Investments
       (Cost--$375,338,291)--100.4%                                 402,551,895


                                                      Number of
                      Options Written                 Contracts

Call Options Written--(0.3%)

       S&P 500 Index, expiring
         July 2007 at $1,535                              1,960     (1,430,800)

       Total Options Written (Premiums
       Received--$1,551,669)--(0.3%)                                (1,430,800)

Total Investments, Net of Options Written
(Cost--$373,786,622*)--100.1%                                       401,121,095
Liabilities in Excess of Other Assets--(0.1%)                         (341,744)
                                                                  -------------
Net Assets--100.0%                                                $ 400,779,351
                                                                  =============



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



Schedule of Investments (concluded)
                                     BlackRock Enhanced Equity Yield Fund, Inc.


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    373,906,767
                                                   ================
    Gross unrealized appreciation                  $     38,927,859
    Gross unrealized depreciation                      (11,713,531)
                                                   ----------------
    Net unrealized appreciation                    $     27,214,328
                                                   ================


(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
       Money Market Series                    $14,024,002        $511,104


(b) Non-income producing security.

(c) Depositary receipts.

(d) Represents the current yield as of June 30, 2007.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o   Financial futures contracts purchased on June 30, 2007 were as follows:

    Number of                     Expiration         Face       Unrealized
    Contracts      Issue             Date           Value      Depreciation

       79      S&P 500 Index    September 2007   $30,210,435    $(281,285)


    See Notes to Financial Statements.



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



Schedule of Investments as of June 30, 2007 (Unaudited)
                           BlackRock Enhanced Equity Yield & Premium Fund, Inc.


                                                         Shares
Industry              Common Stocks                        Held        Value

Aerospace & Defense--1.2%

       Boeing Co.                                         9,800   $     942,368
       L-3 Communications Holdings, Inc.                  3,900         379,821
       Lockheed Martin Corp.                              7,300         687,149
       United Technologies Corp.                         25,500       1,808,715
                                                                  -------------
                                                                      3,818,053

Air Freight & Logistics--0.9%

       CH Robinson Worldwide, Inc.                       11,400         598,728
       FedEx Corp.                                        3,600         399,492
       United Parcel Service, Inc. Class B               25,300       1,846,900
                                                                  -------------
                                                                      2,845,120

Automobiles--1.1%

       Ford Motor Co.                                    36,100         340,062
       General Motors Corp.                              31,800       1,202,040
       Harley-Davidson, Inc.                             33,600       2,002,896
                                                                  -------------
                                                                      3,544,998

Beverages--1.5%

       The Coca-Cola Co.                                 68,200       3,567,542
       PepsiCo, Inc.                                     21,700       1,407,245
                                                                  -------------
                                                                      4,974,787

Biotechnology--3.9%

       Amgen, Inc. (b)                                   61,900       3,422,451
       Biogen Idec, Inc. (b)                             40,000       2,140,000
       Celgene Corp. (b)                                 30,000       1,719,900
       Genzyme Corp. (b)                                 32,900       2,118,760
       Gilead Sciences, Inc. (b)                         86,600       3,357,482
                                                                  -------------
                                                                     12,758,593

Building Products--0.1%

       Masco Corp.                                       16,500         469,755

Capital Markets--3.1%

       The Bank of New York Co., Inc.                    15,000         621,600
       The Bear Stearns Cos., Inc.                        5,000         700,000
       The Goldman Sachs Group, Inc.                     13,300       2,882,775
       Lehman Brothers Holdings, Inc.                    27,700       2,064,204
       Morgan Stanley                                    45,000       3,774,600
                                                                  -------------
                                                                     10,043,179

Chemicals--1.1%

       The Dow Chemical Co.                              34,400       1,521,168
       E.I. du Pont de Nemours & Co.                     26,500       1,347,260
       Eastman Chemical Co.                              12,400         797,692
                                                                  -------------
                                                                      3,666,120

Commercial Banks--4.1%

       BB&T Corp.                                        23,300         947,844
       Comerica, Inc.                                     8,000         475,760
       KeyCorp                                           48,800       1,675,304
       National City Corp.                               63,200       2,105,824
       U.S. Bancorp                                      56,100       1,848,495
       Wachovia Corp.                                    74,200       3,802,750
       Wells Fargo & Co.                                 71,600       2,518,172
                                                                  -------------
                                                                     13,374,149

Commercial Services & Supplies--0.7%

       Pitney Bowes, Inc.                                28,700       1,343,734
       RR Donnelley & Sons Co.                           19,500         848,445
                                                                  -------------
                                                                      2,192,179



                                                         Shares
Industry              Common Stocks                        Held        Value

Communications Equipment--5.2%

       Ciena Corp. (b)                                   18,371   $     663,744
       Cisco Systems, Inc. (b)                          201,000       5,597,850
       Corning, Inc. (b)                                 48,900       1,249,395
       Motorola, Inc.                                   105,000       1,858,500
       QUALCOMM, Inc.                                   130,900       5,679,751
       Research In Motion Ltd.(b)(e)                      9,000       1,799,910
                                                                  -------------
                                                                     16,849,150

Computers & Peripherals--6.1%

       Apple Computer, Inc. (b)                          78,300       9,555,732
       Dell, Inc. (b)                                    85,500       2,441,025
       EMC Corp. (b)                                     88,400       1,600,040
       Hewlett-Packard Co.                               38,000       1,695,560
       International Business Machines Corp.             22,400       2,357,600
       Network Appliance, Inc. (b)                       26,500         773,800
       SanDisk Corp. (b)                                 29,600       1,448,624
                                                                  -------------
                                                                     19,872,381

Containers & Packaging--0.1%

       Temple-Inland, Inc.                                3,300         203,049

Distributors--0.5%

       Genuine Parts Co.                                 29,900       1,483,040

Diversified Financial Services--2.8%

       Bank of America Corp.                             84,101       4,111,698
       Citigroup, Inc.                                   54,000       2,769,660
       JPMorgan Chase & Co.                              42,900       2,078,505
                                                                  -------------
                                                                      8,959,863

Diversified Telecommunication
Services--3.5%

       AT&T Inc.                                        123,232       5,114,128
       Citizens Communications Co.                       78,600       1,200,222
       Embarq Corp.                                      19,819       1,255,930
       Qwest Communications
         International Inc. (b)                          55,500         538,350
       Verizon Communications, Inc.                      79,532       3,274,332
                                                                  -------------
                                                                     11,382,962

Electric Utilities--0.9%

       Progress Energy, Inc.                             38,800       1,768,892
       The Southern Co.                                  32,700       1,121,283
                                                                  -------------
                                                                      2,890,175

Electrical Equipment--0.2%

       Emerson Electric Co.                              15,800         739,440

Energy Equipment & Services--0.5%

       Halliburton Co.                                   21,300         734,850
       Schlumberger Ltd.                                 11,600         985,304
                                                                  -------------
                                                                      1,720,154

Food & Staples Retailing--1.1%

       Costco Wholesale Corp.                            20,800       1,217,216
       Wal-Mart Stores, Inc.                             42,000       2,020,620
       Walgreen Co.                                       7,400         322,196
                                                                  -------------
                                                                      3,560,032

Food Products--1.0%

       Kraft Foods, Inc.                                 49,427       1,742,302
       Sara Lee Corp.                                    77,300       1,345,020
                                                                  -------------
                                                                      3,087,322



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



Schedule of Investments (continued)
                           BlackRock Enhanced Equity Yield & Premium Fund, Inc.


                                                         Shares
Industry              Common Stocks                        Held        Value

Gas Utilities--0.7%

       Atmos Energy Corp.                                51,300   $   1,542,078
       Oneok, Inc.                                        4,200         211,722
       Spectra Energy Corp.                              24,700         641,212
                                                                  -------------
                                                                      2,395,012

Health Care Equipment & Supplies--1.3%

       Boston Scientific Corp. (b)                       38,486         590,375
       Medtronic, Inc.                                   43,400       2,250,724
       Zimmer Holdings, Inc. (b)                         15,400       1,307,306
                                                                  -------------
                                                                      4,148,405

Health Care Providers & Services--1.1%

       Cigna Corp.                                       10,800         563,976
       Humana, Inc. (b)                                  14,600         889,286
       Manor Care, Inc.                                   9,200         600,668
       UnitedHealth Group, Inc.                          32,700       1,672,278
                                                                  -------------
                                                                      3,726,208

Hotels, Restaurants & Leisure--1.8%

       Carnival Corp.                                     7,500         365,775
       McDonald's Corp.                                  52,600       2,669,976
       Starbucks Corp. (b)                               61,300       1,608,512
       Wynn Resorts Ltd.                                 14,600       1,309,474
                                                                  -------------
                                                                      5,953,737

Household Durables--1.5%

       DR Horton, Inc.                                   13,600         271,048
       Fortune Brands, Inc.                              31,700       2,611,129
       KB Home                                            6,900         271,653
       Lennar Corp. Class A                               6,600         241,296
       Newell Rubbermaid, Inc.                           19,600         576,828
       Tupperware Corp.                                  29,537         848,893
                                                                  -------------
                                                                      4,820,847

Household Products--1.1%

       Colgate-Palmolive Co.                              5,500         356,675
       Kimberly-Clark Corp.                               5,200         347,828
       The Procter & Gamble Co.                          46,800       2,863,692
                                                                  -------------
                                                                      3,568,195

IT Services--1.4%

       Automatic Data Processing, Inc.                   24,700       1,197,209
       Cognizant Technology Solutions
         Corp. (b)                                       18,100       1,359,129
       Paychex, Inc.                                     48,200       1,885,584
                                                                  -------------
                                                                      4,441,922

Industrial Conglomerates--3.6%

       3M Co.                                            19,600       1,701,084
       General Electric Co.                             180,400       6,905,712
       Textron, Inc.                                     16,100       1,772,771
       Tyco International Ltd.                           33,900       1,145,481
                                                                  -------------
                                                                     11,525,048

Insurance--1.4%

       The Allstate Corp.                                31,600       1,943,716
       American International Group, Inc.                18,600       1,302,558
       Lincoln National Corp.                            11,500         815,925
       The Travelers Cos., Inc.                           7,500         401,250
                                                                  -------------
                                                                      4,463,449



                                                         Shares
Industry              Common Stocks                        Held        Value

Internet & Catalog Retail--0.4%

       Amazon.com, Inc. (b)                              18,300   $   1,251,903

Internet Software & Services--3.4%

       eBay, Inc. (b)                                    68,807       2,214,209
       Google, Inc. Class A (b)(e)                       13,000       6,803,940
       Yahoo! Inc. (b)                                   74,700       2,026,611
                                                                  -------------
                                                                     11,044,760

Life Sciences Tools & Services--0.4%

       Thermo Fisher Scientific, Inc. (b)                26,100       1,349,892

Machinery--1.1%

       Caterpillar, Inc.                                 17,500       1,370,250
       Cummins, Inc.                                      9,200         931,132
       Deere & Co.                                        8,400       1,014,216
       Ingersoll-Rand Co. Class A                         4,800         263,136
                                                                  -------------
                                                                      3,578,734

Media--2.0%

       CBS Corp. Class B                                 20,900         696,388
       Comcast Corp. Class A (b)                         83,150       2,338,178
       The DIRECTV Group, Inc. (b)                       44,700       1,033,017
       The McGraw-Hill Cos., Inc.                         5,400         367,632
       Regal Entertainment Group Series A                16,600         364,038
       Time Warner, Inc.                                 31,000         652,240
       Viacom, Inc. Class B (b)                          29,400       1,223,922
                                                                  -------------
                                                                      6,675,415

Metals & Mining--1.2%

       Alcoa, Inc.                                       15,400         624,162
       Allegheny Technologies, Inc.                       6,400         671,232
       Freeport-McMoRan Copper & Gold, Inc.
         Class B                                          3,500         289,870
       Newmont Mining Corp.                              16,600         648,396
       Nucor Corp.                                       18,200       1,067,430
       Southern Copper Corp.                              6,400         603,264
                                                                  -------------
                                                                      3,904,354

Multi-Utilities--0.5%

       Integrys Energy Group, Inc.                        4,372         221,792
       OGE Energy Corp.                                  26,800         982,220
       TECO Energy, Inc.                                 31,600         542,888
                                                                  -------------
                                                                      1,746,900

Multiline Retail--0.5%

       Sears Holdings Corp. (b)                           9,400       1,593,300

Oil, Gas & Consumable Fuels--6.3%

       BP Prudhoe Bay Royalty Trust                       8,900         642,224
       Chesapeake Energy Corp.                           23,000         795,800
       Chevron Corp.                                     41,000       3,453,840
       ConocoPhillips                                    41,621       3,267,249
       Devon Energy Corp.                                10,200         798,558
       Exxon Mobil Corp.                                101,100       8,480,268
       Marathon Oil Corp.                                22,800       1,367,088
       Occidental Petroleum Corp.                        26,600       1,539,608
                                                                  -------------
                                                                     20,344,635



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



Schedule of Investments (continued)
                           BlackRock Enhanced Equity Yield & Premium Fund, Inc.


                                                         Shares
Industry              Common Stocks                        Held        Value

Paper & Forest Products--0.8%

       International Paper Co.                           39,200   $   1,530,760
       MeadWestvaco Corp.                                26,300         928,916
                                                                  -------------
                                                                      2,459,676

Pharmaceuticals--5.5%

       Abbott Laboratories                               25,400       1,360,170
       Bristol-Myers Squibb Co.                          36,900       1,164,564
       Eli Lilly & Co.                                   26,000       1,452,880
       Johnson & Johnson                                 67,200       4,140,864
       Merck & Co., Inc.                                 63,900       3,182,220
       Pfizer, Inc.                                     178,500       4,564,245
       Schering-Plough Corp.                              6,900         210,036
       Sepracor, Inc. (b)                                15,500         635,810
       Teva Pharmaceutical Industries Ltd. (c)           27,900       1,150,875
                                                                  -------------
                                                                     17,861,664

Real Estate Investment Trusts
(REITs)--1.1%

       Annaly Capital Management, Inc. (e)              102,100       1,472,282
       Digital Realty Trust, Inc.                         6,400         241,152
       Equity Residential                                 5,600         255,528
       Federal Realty Investment Trust                   10,500         811,230
       Simon Property Group, Inc.                         4,400         409,376
       Vornado Realty Trust                               2,300         252,632
                                                                  -------------
                                                                      3,442,200

Road & Rail--0.8%

       Burlington Northern Santa Fe Corp.                 5,600         476,784
       Ryder System, Inc.                                19,100       1,027,580
       Union Pacific Corp.                                9,500       1,093,925
                                                                  -------------
                                                                      2,598,289

Semiconductors & Semiconductor
Equipment--4.3%

       Advanced Micro Devices, Inc. (b)                  90,700       1,297,010
       Applied Materials, Inc.                          158,300       3,145,421
       Intel Corp.                                      202,640       4,814,726
       Maxim Integrated Products, Inc.                   37,561       1,254,913
       Nvidia Corp. (b)                                  39,000       1,611,090
       Texas Instruments, Inc.                           30,600       1,151,478
       Xilinx, Inc.                                      28,200         754,914
                                                                  -------------
                                                                     14,029,552

Software--5.1%

       Adobe Systems, Inc. (b)                           27,100       1,088,065
       Electronic Arts, Inc. (b)                         22,498       1,064,605
       Microsoft Corp.                                  342,000      10,078,740
       Oracle Corp. (b)                                 152,862       3,012,910
       Symantec Corp. (b)                                64,700       1,306,940
                                                                  -------------
                                                                     16,551,260

Specialty Retail--2.0%

       American Eagle Outfitters, Inc.                   42,600       1,093,116
       Best Buy Co., Inc.                                14,900         695,383
       Home Depot, Inc.                                  74,100       2,915,835
       Lowe's Cos., Inc.                                 38,300       1,175,427
       Staples, Inc.                                     25,400         602,742
                                                                  -------------
                                                                      6,482,503



                                                         Shares
Industry              Common Stocks                        Held        Value

Textiles, Apparel & Luxury Goods--0.4%

       Coach, Inc. (b)                                   21,400   $   1,014,146
       Hanesbrands, Inc. (b)                              9,662         261,164
                                                                  -------------
                                                                      1,275,310

Thrifts & Mortgage Finance--1.5%

       Fannie Mae                                        24,200       1,580,986
       Freddie Mac                                       10,000         607,000
       IndyMac Bancorp, Inc.                              9,700         282,949
       New York Community Bancorp, Inc.                  90,800       1,545,416
       Washington Mutual, Inc.                           22,500         959,400
                                                                  -------------
                                                                      4,975,751

Tobacco--2.5%

       Altria Group, Inc.                                56,600       3,969,924
       Reynolds American, Inc.                           42,300       2,757,960
       UST, Inc.                                         23,500       1,262,185
                                                                  -------------
                                                                      7,990,069

Wireless Telecommunication Services--0.4%

       Sprint Nextel Corp.                               67,497       1,397,864

       Total Common Stocks
       (Cost--$282,888,809)--93.7%                                  304,031,355



                                                     Beneficial
           Short-Term Securities                       Interest

       BlackRock Liquidity Series, LLC
          Money Market Series,
          5.33% (a)(d)                              $21,815,616      21,815,616

       Total Short-Term Securities
       (Cost--$21,815,616)--6.7%                                     21,815,616

       Total Investments
       (Cost--$304,704,425)--100.4%                                 325,846,971



                                                      Number of
              Options Written                         Contracts

Call Options Written

       NASDAQ Index 100, expiring
          July 2007 at $1,900                               300     (1,734,000)
       S&P 500 Index, expiring
          July 2007 at $1,535                             1,220       (890,600)

       Total Options Written
       (Premiums Received--$2,536,351)--(0.8%)                      (2,624,600)

Total Investments, Net of Options Written
(Cost--$302,168,074*)--99.6%                                        323,222,371
Other Assets Less Liabilities--0.4                                    1,313,349
                                                                  -------------
Net Assets--100.0%                                                $ 324,535,720
                                                                  =============



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



Schedule of Investments (concluded)
                           BlackRock Enhanced Equity Yield & Premium Fund, Inc.


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2007, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $    302,306,909
                                                   ================
    Gross unrealized appreciation                  $     30,823,788
    Gross unrealized depreciation                       (9,908,326)
                                                   ----------------
    Net unrealized appreciation                    $     20,915,462
                                                   ================


(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net          Interest
    Affiliate                                   Activity        Income

    BlackRock Liquidity Series, LLC
       Money Market Series                     $(174,993)      $539,720


(b) Non-income producing security.

(c) Depositary receipts.

(d) Represents the current yield as of June 30, 2007.

(e) Security held as collateral in connection with open financial futures contracts.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o   Financial futures contracts purchased on June 30, 2007 were as follows:

                                                                  Unrealized
    Number of                      Expiration         Face      Appreciation/
    Contracts      Issue              Date           Value       Depreciation

      15      NASDAQ 100 Index   September 2007   $ 2,908,714    $     25,286
      56       S&P 500 Index     September 2007   $21,385,821    $  (170,221)
                                                                 ------------
    Total                                                        $  (144,935)
                                                                 ============

    See Notes to Financial Statements.



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007


Statements of Assets, Liabilities and Capital

                                                                                                                   BlackRock
                                                                                                  BlackRock         Enhanced
                                                                                                   Enhanced       Equity Yield
                                                                                                 Equity Yield      & Premium
As of June 30, 2007 (Unaudited)                                                                   Fund, Inc.       Fund, Inc.
Assets

       Investments in unaffiliated securities, at value*                                       $   379,630,620    $   304,031,355
       Investments in affiliated securities, at value**                                             22,921,275         21,815,616
       Cash                                                                                          8,141,470                 --
       Receivable from custodian                                                                            --          8,141,470
       Receivable for securities sold                                                                       --          1,364,339
       Dividends receivable                                                                            520,609            376,383
       Receivable for variation margin                                                                     860             10,692
       Prepaid expenses and other assets                                                                 6,412              6,675
                                                                                               ---------------    ---------------
       Total assets                                                                                411,221,246        335,746,530
                                                                                               ---------------    ---------------

Liabilities

       Options written, at value***                                                                  1,430,800          2,624,600
       Bank overdraft                                                                                       --          8,141,477
       Dividends payable to shareholders                                                             8,141,470                 --
       Payable to investment adviser                                                                   320,378            261,338
       Payable for beneficial interest redeemed                                                        277,233                 --
       Payable for options purchased                                                                    12,705              9,075
       Payable for other affiliates                                                                      3,752              3,138
       Accrued expenses                                                                                255,557            171,182
                                                                                               ---------------    ---------------
       Total liabilities                                                                            10,441,895         11,210,810
                                                                                               ---------------    ---------------

Net Assets

       Net Assets                                                                              $   400,779,351    $   324,535,720
                                                                                               ===============    ===============

Capital

       Accumulated distributions in excess of investment income--net                           $  (18,243,251)    $  (16,210,286)
       Undistributed realized capital gains--net                                                     2,326,638          5,815,536
       Unrealized appreciation--net                                                                 27,053,188         20,909,362
                                                                                               ---------------    ---------------
       Total accumulated earnings--net                                                              11,136,575         10,514,612
                                                                                               ---------------    ---------------
       Common Stock, par value $.10 per share, 200,000,000 shares authorized++                       2,134,804          1,773,078
       Paid-in capital in excess of par                                                            387,507,972        312,248,030
                                                                                               ---------------    ---------------
       Net assets                                                                              $   400,779,351    $   324,535,720
                                                                                               ===============    ===============
       Net asset value                                                                         $         18.77    $         18.30
                                                                                               ===============    ===============
       Market price                                                                            $         19.93    $         19.29
                                                                                               ===============    ===============
         * Unaffiliated securities identified cost                                             $   352,417,016    $   282,888,809
                                                                                               ===============    ===============
        ** Affiliated securities identified cost                                               $    22,921,275    $    21,815,616
                                                                                               ===============    ===============
       *** Premiums received                                                                   $     1,551,669    $     2,536,351
                                                                                               ===============    ===============
        ++ Shares of Common Stock outstanding                                                       21,348,041         17,730,783
                                                                                               ===============    ===============

       See Notes to Financial Statements.


SEMI-ANNUAL REPORTS                                               JUNE 30, 2007


Statements of Operations

                                                                                                                   BlackRock
                                                                                                  BlackRock         Enhanced
                                                                                                   Enhanced       Equity Yield
                                                                                                 Equity Yield      & Premium
For the Six Months Ended June 30, 2007 (Unaudited)                                                Fund, Inc.       Fund, Inc.
Investment Income

       Dividends*                                                                              $     4,633,056    $     3,073,164
       Interest from affiliates                                                                        511,104            539,720
                                                                                               ---------------    ---------------
       Total income                                                                                  5,144,160          3,612,884
                                                                                               ---------------    ---------------

Expenses

       Investment advisory fees                                                                      1,992,184          1,632,586
       Accounting services                                                                              70,468             56,645
       Repurchase fees                                                                                  46,190             14,321
       Professional fees                                                                                30,352             26,881
       Transfer agent fees                                                                              12,797             25,925
       Printing and shareholder reports                                                                 17,715             19,984
       Directors' fees and expenses                                                                     18,240             14,409
       Custodian fees                                                                                   13,635             11,404
       Listing fees                                                                                      5,134              4,704
       Pricing fees                                                                                        533                589
       Other                                                                                            15,585              9,084
                                                                                               ---------------    ---------------
       Total expenses                                                                                2,222,833          1,816,532
                                                                                               ---------------    ---------------
       Investment income--net                                                                        2,921,327          1,796,352
                                                                                               ---------------    ---------------

Realized & Unrealized Gain (Loss)--Net

       Realized gain (loss) on:
           Investments--net                                                                          6,150,922          8,460,400
           Financial futures contracts--net                                                            730,648            984,372
           Options written--net                                                                    (3,592,798)        (2,356,994)
                                                                                               ---------------    ---------------
       Total realized gain--net                                                                      3,288,772          7,087,778
                                                                                               ---------------    ---------------
       Change in unrealized appreciation/depreciation on:
           Investments--net                                                                         17,739,817         13,301,849
           Financial futures contracts--net                                                          (237,329)           (62,285)
           Options written--net                                                                      (765,076)        (1,304,306)
                                                                                               ---------------    ---------------
       Total change in unrealized appreciation/depreciation--net                                    16,737,412         11,935,258
                                                                                               ---------------    ---------------
       Total realized and unrealized gain--net                                                      20,026,184         19,023,036
                                                                                               ---------------    ---------------
       Net Increase in Net Assets Resulting from Operations                                    $    22,947,511    $    20,819,388
                                                                                               ===============    ===============
           * Foreign withholding tax                                                                        --    $           861
                                                                                               ===============    ===============

       See Notes to Financial Statements.


SEMI-ANNUAL REPORTS                                               JUNE 30, 2007


Statements of Changes in Net Assets                                                    BlackRock Enhanced Equity Yield Fund, Inc.


                                                                                                 For the Six        For the
                                                                                                 Months Ended      Year Ended
                                                                                                June 30, 2007     December 31,
Increase (Decrease) in Net Assets:                                                               (Unaudited)          2006
Operations

       Investment income--net                                                                  $     2,921,327    $     5,607,522
       Realized gain--net                                                                            3,288,772         24,411,719
       Change in unrealized appreciation/depreciation--net                                          16,737,412         19,395,869
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                         22,947,511         49,415,110
                                                                                               ---------------    ---------------

Dividends & Distributions to Shareholders

       Investment income--net                                                                   (21,164,578)++        (7,874,280)
       Realized gain--net                                                                                   --       (20,112,848)
       Tax return of capital                                                                                --       (17,448,419)
                                                                                               ---------------    ---------------
       Net decrease in net assets resulting from dividends and distributions to shareholders      (21,164,578)       (45,435,547)
                                                                                               ---------------    ---------------

Common Stock Transactions

       Value of shares issued to shareholders in reinvestment of dividends and distributions         5,093,318          5,490,895
       Net redemption of Common Stock resulting from a repurchase offer (including $5,575 and
       $51,348, respectively, of repurchase offer fees)                                              (277,233)        (2,534,606)
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from Common Stock transactions                           4,816,085          2,956,289
                                                                                               ---------------    ---------------

Net Assets

       Total increase in net assets                                                                  6,599,018          6,935,852
       Beginning of period                                                                         394,180,333        387,244,481
                                                                                               ---------------    ---------------
       End of period*                                                                          $   400,779,351    $   394,180,333
                                                                                               ===============    ===============
         * Accumulated distributions in excess of investment income--net                       $  (18,243,251)                 --
                                                                                               ===============    ===============

        ++ A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

           See Notes to Financial Statements.


SEMI-ANNUAL REPORTS                                               JUNE 30, 2007


Statements of Changes in Net Assets                                          BlackRock Enhanced Equity Yield & Premium Fund, Inc.

                                                                                                 For the Six        For the
                                                                                                 Months Ended      Year Ended
                                                                                                June 30, 2007     December 31,
Increase (Decrease) in Net Assets:                                                               (Unaudited)          2006
Operations

       Investment income--net                                                                  $     1,796,352    $     4,820,526
       Realized gain--net                                                                            7,087,778         11,352,040
       Change in unrealized appreciation/depreciation--net                                          11,935,258         17,470,806
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                         20,819,388         33,643,372
                                                                                               ---------------    ---------------

Dividends & Distributions to Shareholders

       Investment income--net                                                                   (18,006,638)++        (4,856,281)
       Realized gain--net                                                                                   --        (9,839,619)
       Tax return of capital                                                                                --       (21,317,145)
                                                                                               ---------------    ---------------
       Net decrease in net assets resulting from dividends and distributions to shareholders      (18,006,638)       (36,013,045)
                                                                                               ---------------    ---------------

Common Stock Transactions

       Value of shares issued to shareholders in reinvestment of dividends and distributions         2,993,122            429,830
       Net redemption of Common Stock resulting from a repurchase offer
       (including $16,944 of repurchase offer fees)                                                         --          (827,956)
                                                                                               ---------------    ---------------
       Net increase (decrease) in net assets resulting from Common Stock transactions                2,993,122          (398,126)
                                                                                               ---------------    ---------------

Net Assets

       Total increase (decrease) in net assets                                                       5,805,872        (2,767,799)
       Beginning of period                                                                         318,729,848        321,497,647
                                                                                               ---------------    ---------------
       End of period*                                                                           $  324,535,720     $  318,729,848
                                                                                               ===============    ===============
         * Accumulated distributions in excess of investment income--net                       $  (16,210,286)                 --
                                                                                               ===============    ===============

        ++ A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

           See Notes to Financial Statements.


SEMI-ANNUAL REPORTS                                               JUNE 30, 2007


Financial Highlights

                                                            BlackRock                                  BlackRock
                                                         Enhanced Equity                         Enhanced Equity Yield
                                                         Yield Fund, Inc.                         & Premium Fund, Inc.

                                               For the                                      For the                   For the
                                              Six Months                    For the        Six Months                  Period
                                                Ended        For the     Period May 6,       Ended      For the       June 30,
The following per share data and ratios        June 30,     Year Ended     2005++ to        June 30,   Year Ended    2005++ to
have been derived from information               2007      December 31,   December 31,        2007    December 31,  December 31,
provided in the financial statements.        (Unaudited)       2006           2005        (Unaudited)     2006          2005
Per Share Operating Performance

Net asset value, beginning of period           $    18.68    $    18.49    $    19.10      $    18.14    $    18.28    $    19.10
                                               --------------------------------------      --------------------------------------
Investment income--net***                             .14           .27           .23             .10           .27           .19
Realized and unrealized gain--net                .95+++++     2.09+++++           .19            1.09     1.64+++++           .04
                                               --------------------------------------      --------------------------------------
Total from investment operations                     1.09          2.36           .42            1.19          1.91           .23
                                               --------------------------------------      --------------------------------------
Less dividends and distributions from:
   Investment income--net                      (1.00)++++         (.38)         (.13)      (1.03)++++         (.28)         (.19)
   Realized gain--net                                  --         (.96)         (.87)              --         (.56)         (.68)
   Tax return of capital                               --         (.83)            --              --        (1.21)         (.16)
                                               --------------------------------------      --------------------------------------
Total dividends and distributions                  (1.00)        (2.17)        (1.00)          (1.03)        (2.05)        (1.03)
                                               --------------------------------------      --------------------------------------
Offering costs resulting from the issuance
of Common Stock                                        --            --         (.03)              --            --         (.02)
                                               --------------------------------------      --------------------------------------
Net asset value, end of period                 $    18.77    $    18.68    $    18.49      $    18.30    $    18.14    $    18.28
                                               ======================================      ======================================
Market price per share, end of period          $    19.93    $    19.86    $    17.23      $    19.29    $    19.52    $    16.82
                                               ======================================      ======================================

Total Investment Return**

Based on net asset value per share               5.81%+++        13.38%      2.16%+++        6.52%+++        10.92%      1.40%+++
                                               ======================================      ======================================

Based on market price per share                  5.67%+++        29.35%    (9.08%)+++        4.35%+++        29.72%   (10.89%)+++
                                               ======================================      ======================================

Ratios to Average Net Assets

Expenses                                           1.12%*         1.12%        1.07%*          1.11%*         1.11%        1.08%*
                                               ======================================      ======================================
Investment income--net                             1.47%*         1.44%        1.86%*          1.10%*         1.49%        1.94%*
                                               ======================================      ======================================

Supplemental Data

Net assets, end of period (in thousands)       $  400,779    $  394,180    $  387,244      $  324,536    $  318,730    $  321,498
                                               ======================================      ======================================
Portfolio turnover                                    11%           49%           35%             19%           68%           34%
                                               ======================================      ======================================

      * Annualized.

     ** Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns.
        Total investment returns exclude the effects of sales charges.

    *** Based on average shares outstanding.

     ++ Commencement of operations.

   ++++ A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

    +++ Aggregate total investment return.

  +++++ Includes repurchase offer fees, which are less than $.01 per share.

        See Notes to Financial Statements.



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies:
BlackRock Enhanced Equity Yield Fund, Inc. and BlackRock Enhanced Equity Yield & Premium Fund, Inc. (referred to as the "Funds" or individually as the "Fund") are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end management investment companies. The Funds' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Funds determine and make available for publication the net asset value of their Common Stock on a daily basis. Each Fund's Common Stock is listed on the New York Stock Exchange ("NYSE") under the symbol EEF for BlackRock Enhanced Equity Yield Fund, Inc. and ECV for BlackRock Enhanced Equity Yield & Premium Fund, Inc. The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--Equity securities that are held by the Funds that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Boards of Directors of the Funds. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Boards of Directors of the Funds. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) and the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Funds from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Funds employ pricing services to provide certain securities prices for the Funds. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Boards of Directors of the Funds, including valuations furnished by the pricing services retained by the Funds, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Funds under the general supervision of the Boards of Directors of the Funds. Such valuations and procedures will be reviewed periodically by the Boards of Directors.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of each of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation in each of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Funds' Boards of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Funds' Boards of Directors.



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



Notes to Financial Statements (continued)


(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index or if the counter-party does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

* Financial futures contracts--Each Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--Each Fund may purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Funds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Swaps--Each Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are recorded on the dates the trans-actions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Each Fund amortizes all premiums and discounts on debt securities.

(e) Dividends and distributions--Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



Notes to Financial Statements (continued)


(f) Securities lending--The Funds may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Bank overdraft--Enhanced Equity Yield & Premium Fund, Inc. recorded a bank overdraft resulting from a timing difference of a reversal of an incorrect dividend distribution payment.

(h) Recent accounting pronouncements--Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation
No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended December 31, 2003 through December 31, 2006.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.


2. Investment Advisory Agreement and Transactions with Affiliates:
Each Fund has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a fee on a monthly basis at an annual rate equal to 1.0% of the aggregate average daily value of each Fund's net assets and the proceeds of any debt securities or borrowings used for leverage. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by each Fund to the Manager.

The Funds have received an exemptive order from the Securities and Exchange Commission permitting them to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, each Fund has retained BIM, an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



Notes to Financial Statements (continued)


In addition, MLPF&S received $5,721 and $6,686 in commissions on the execution of portfolio security trans-actions for the six months ended June 30, 2007, for BlackRock Enhanced Equity Yield Fund, Inc. and BlackRock Enhanced Equity Yield & Premium Fund, Inc., respectively.

For the six months ended June 30, 2007, BlackRock Enhanced Equity Yield Fund, Inc. and BlackRock Enhanced Equity Yield & Premium Fund, Inc. reimbursed the Manager $4,121 and $3,188, respectively for certain accounting services.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Investments:
Purchases and sales, excluding short-term securities, for the six months ended June 30, 2007 were as follows:


                                     Total Purchases        Total Sales

BlackRock Enhanced Equity Yield
  Fund, Inc.                             $42,066,159        $68,947,555
BlackRock Enhanced Equity
  Yield & Premium Fund, Inc.             $57,848,209        $83,944,920


BlackRock Enhanced Equity Yield Fund, Inc.

Transactions in options written for the six months ended June 30, 2007, were as follows:

                                           Number of           Premiums
Call Options Written                       Contracts           Received

Outstanding call options written,
   beginning of period                         1,950    $     3,399,945
Options written                               18,647         26,872,195
Options closed                              (18,627)       (28,716,481)
Options expired                                 (10)            (3,990)
                                      --------------    ---------------
Outstanding call options written,
   end of period                               1,960    $     1,551,669
                                      ==============    ===============



                                           Number of           Premiums
Put Options Written                        Contracts           Received

Outstanding put options written,
   beginning of period                            --    $            --
Options written                                  220            115,929
Options closed                                 (220)          (115,929)
                                      --------------    ---------------
Outstanding put options written,
   end of period                                  --    $            --
                                      ==============    ===============


BlackRock Enhanced Equity Yield & Premium Fund, Inc.

Transactions in options written for the six months ended June 30, 2007, were as follows:


                                           Number of           Premiums
Call Options Written                       Contracts           Received

Outstanding call options written,
   beginning of period                         1,520    $     2,997,557
Options written                               14,884         22,834,688
Options closed                              (14,879)       (23,293,899)
Options expired                                  (5)            (1,995)
                                      --------------    ---------------
Outstanding call options written,
   end of period                               1,520    $     2,536,351
                                      ==============    ===============



                                           Number of           Premiums
Put Options Written                        Contracts           Received

Outstanding put options written,
   beginning of period                            --    $            --
Options written                                  180             94,851
Options closed                                 (180)           (94,851)
                                      --------------    ---------------
Outstanding put options written,
   end of period                                  --    $            --
                                      ==============    ===============


4. Common Stock Transactions:
Each Fund is authorized to issue 200,000,000 shares of Common Stock, par value $.10 per share, all of which were initially classified as Common Stock. Each Fund's Board of Directors is authorized, however, to reclassify any unissued shares of stock without approval of holders of Common Stock.

Common Stock

Each Fund will make offers to repurchase their shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.



SEMI-ANNUAL REPORTS                                               JUNE 30, 2007



Notes to Financial Statements (concluded)


BlackRock Enhanced Equity Yield Fund, Inc.

Shares issued and outstanding during the six months ended June 30, 2007 and increased by 266,355 from dividend reinvestments and decreased by 15,067 as a result of a repurchase offer. Shares issued and outstanding for the year ended December 31, 2006 increased by 298,957 from dividend and distribution reinvestments and decreased by 142,634 as a result of a repurchase offer.


BlackRock Enhanced Equity Yield & Premium Fund, Inc.

Shares issued and outstanding during the six months ended June 30, 2007 increased by 163,331 from dividend reinvestments. Shares issued and outstanding for the year ended December 31, 2006 increased by 23,010 from dividend and distribution reinvestments and decreased by 45,794 as a result of a repurchase offer.



BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Quarterly Schedule of Investments


The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


SEMI-ANNUAL REPORTS                                               JUNE 30, 2007


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Enhanced Equity Yield & Premium Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock Enhanced Equity Yield & Premium Fund, Inc.


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock Enhanced Equity Yield & Premium Fund, Inc.


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       BlackRock Enhanced Equity Yield & Premium Fund, Inc.


Date: August 20, 2007